Subsequent Events	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent Events

Note 25 - Subsequent Events

1.	In March 2025, the Company received NIS 20 million compensation from the tax authorities due to Iron Swords. See Note 1B(2).

2.	On April 18, 2024 the Company engaged in an agreement to purchase 50% of “New day Distribution” trading house, and the completion date was during 2025 subsequent to which the Company holds 100% from the Company holds 100% from “New day Distribution” trading house. See Note 8C.